Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

September 30, 2021

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 19.4%
208 Park Avenue Mortgage Trust 2017-280P,
ICE LIBOR USD 1 Month + 0.8800%, 0.9638%, 9/15/34 (144A)‡	$4,050,930	$4,050,941
ACC Auto Trust 2021-A A, 1.0800%, 4/15/27 (144A)	4,423,479	4,430,595
Affirm Asset Securitization Trust 2020-Z2 A, 1.9000%, 1/15/25 (144A)	1,779,682	1,793,121
Affirm Asset Securitization Trust 2021-A A, 0.8800%, 8/15/25 (144A)	4,557,000	4,565,437
Affirm Asset Securitization Trust 2021-B A, 1.0300%, 8/17/26 (144A)	4,780,000	4,785,196
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	1,696,641	1,697,749
Angel Oak Mortgage Trust I LLC 2019-6,
ICE LIBOR USD 12 Month + 0.9500%, 2.6200%, 11/25/59 (144A)‡	1,399,508	1,402,953
Angel Oak Mortgage Trust I LLC 2020-2,
ICE LIBOR USD 12 Month + 2.2000%, 2.5310%, 1/26/65 (144A)‡	3,002,289	3,050,294
Angel Oak Mortgage Trust I LLC 2020-3,
ICE LIBOR USD 12 Month + 1.0000%, 2.4100%, 4/25/65 (144A)‡	2,553,226	2,580,208
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	3,360,000	3,354,525
Arbys Funding LLC 2020-1A, 3.2370%, 7/30/50 (144A)	11,156,310	11,545,904
Bank 2018-BN12 A4, 4.2550%, 5/15/61‡	1,760,650	2,011,509
Bank 2019-BN17, 3.7140%, 4/15/52	3,864,736	4,314,702
Bank 2019-BN18, 3.5840%, 5/15/62	6,717,260	7,451,260
Bank 2019-BN20, 3.0110%, 9/15/62	3,162,497	3,390,308
Bank 2019-BN23, 2.9200%, 12/15/52	5,689,139	6,063,985
Bank 2019-BNK24, 2.9600%, 11/15/62	1,656,800	1,771,339
Barclays Comercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	9,721,000	10,931,895
Barclays Comercial Mortgage Securities LLC 2017-DELC,
ICE LIBOR USD 1 Month + 0.8500%, 0.9338%, 8/15/36 (144A)‡	3,044,000	3,044,028
Benchmark Mortgage Trust 2020-B16, 2.7320%, 2/15/53	4,045,000	4,249,109
BVRT Financing Trust, 1.8451%, 7/10/32‡	85,099	85,206
BVRT Financing Trust 2021-1F M1, 1.6000%, 7/1/33‡	1,490,004	1,490,194
BVRT Financing Trust 2021-2F M1, 1.6000%, 1/10/32‡	785,765	785,608
BVRT Financing Trust 2021-CRT1 M2, 2.3348%, 1/10/33‡	3,652,008	3,672,997
BVRT Financing Trust 2021-CRT2 M1, 1.8348%, 11/10/32‡	1,413,564	1,413,564
BX Commercial Mortgage Trust 2018-IND,
ICE LIBOR USD 1 Month + 0.7500%, 0.8340%, 11/15/35 (144A)‡	2,426,562	2,427,285
BX Commercial Mortgage Trust 2019-OC11, 3.2020%, 12/9/41 (144A)	4,297,000	4,588,282
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	2,160,000	2,349,324
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	4,295,000	4,620,875
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 0.9200%, 1.0040%, 10/15/36 (144A)‡	8,308,260	8,318,542
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 1.0800%, 1.1640%, 10/15/36 (144A)‡	1,254,811	1,255,686
BX Commercial Mortgage Trust 2020-FOX A,
ICE LIBOR USD 1 Month + 1.0000%, 1.0840%, 11/15/32 (144A)‡	11,191,545	11,202,135
BX Commercial Mortgage Trust 2020-FOX B,
ICE LIBOR USD 1 Month + 1.3500%, 1.4340%, 11/15/32 (144A)‡	1,943,378	1,944,341
BX Commercial Mortgage Trust 2020-FOX C,
ICE LIBOR USD 1 Month + 1.5500%, 1.6340%, 11/15/32 (144A)‡	1,676,224	1,677,143
BX Commercial Mortgage Trust 2021-LBA AJV,
ICE LIBOR USD 1 Month + 0.8000%, 0.8840%, 2/15/36 (144A)‡	5,348,000	5,350,551
BX Commercial Mortgage Trust 2021-LBA AV,
ICE LIBOR USD 1 Month + 0.8000%, 0.8840%, 2/15/36 (144A)‡	6,081,000	6,093,651
BX Commercial Mortgage Trust 2021-VOLT A,
ICE LIBOR USD 1 Month + 0.7000%, 0%, 9/15/36 (144A)‡	3,022,000	3,024,022
BX Commercial Mortgage Trust 2021-VOLT B,
ICE LIBOR USD 1 Month + 0.9500%, 0%, 9/15/36 (144A)‡	6,188,000	6,193,220
BX Commercial Mortgage Trust 2021-VOLT D,
ICE LIBOR USD 1 Month + 1.6500%, 0%, 9/15/36 (144A)‡	6,499,000	6,507,917
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	4,909,000	5,327,543
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	7,494,834	7,534,951
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	2,751,784	2,756,865
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	6,552,000	6,557,998
Chase Mortgage Finance Corp 2021-CL1 M1,
US 30 Day Average SOFR + 1.2000%, 1.2500%, 2/25/50 (144A)‡	4,742,541	4,745,078
CIM Retail Portfolio Trust 2021-RETL A,
ICE LIBOR USD 1 Month + 1.4000%, 1.4840%, 8/15/36 (144A)‡	4,893,000	4,897,998
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	6,298,819	6,293,500
Cold Storage Trust 2020-ICE5 A,
ICE LIBOR USD 1 Month + 0.9000%, 0.9838%, 11/15/37 (144A)‡	10,993,766	11,013,153
Cold Storage Trust 2020-ICE5 B,
ICE LIBOR USD 1 Month + 1.3000%, 1.3838%, 11/15/37 (144A)‡	4,888,412	4,892,399

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Cold Storage Trust 2020-ICE5 C,
ICE LIBOR USD 1 Month + 1.6500%, 1.7338%, 11/15/37 (144A)‡	$4,906,106	$4,911,163
COLT Funding LLC 2020-2,
ICE LIBOR USD 12 Month + 1.5000%, 1.8530%, 3/25/65 (144A)‡	1,126,918	1,132,683
COLT Funding LLC 2020-3,
ICE LIBOR USD 12 Month + 1.2000%, 1.5060%, 4/27/65 (144A)‡	1,155,798	1,159,055
Connecticut Avenue Securities Trust 2014-C04,
ICE LIBOR USD 1 Month + 4.9000%, 4.9860%, 11/25/24‡	391,556	406,181
Connecticut Avenue Securities Trust 2015-C02 1M2,
ICE LIBOR USD 1 Month + 4.0000%, 4.0860%, 5/25/25‡	1,124,990	1,144,892
Connecticut Avenue Securities Trust 2016-C03,
ICE LIBOR USD 1 Month + 5.9000%, 5.9860%, 10/25/28‡	947,690	990,789
Connecticut Avenue Securities Trust 2016-C04,
ICE LIBOR USD 1 Month + 4.2500%, 4.3360%, 1/25/29‡	2,352,073	2,445,146
Connecticut Avenue Securities Trust 2016-C06 1M2,
ICE LIBOR USD 1 Month + 4.2500%, 4.3360%, 4/25/29‡	2,476,589	2,565,421
Connecticut Avenue Securities Trust 2017-C01,
ICE LIBOR USD 1 Month + 3.5500%, 3.6360%, 7/25/29‡	4,157,748	4,277,750
Connecticut Avenue Securities Trust 2017-C05 1M2,
ICE LIBOR USD 1 Month + 2.2000%, 2.2860%, 1/25/30‡	5,395,312	5,512,476
Connecticut Avenue Securities Trust 2017-C06 1M2,
ICE LIBOR USD 1 Month + 2.6500%, 2.7360%, 2/25/30‡	4,606,785	4,686,252
Connecticut Avenue Securities Trust 2017-C07 1M2,
ICE LIBOR USD 1 Month + 2.4000%, 2.4860%, 5/25/30‡	5,275,775	5,348,707
Connecticut Avenue Securities Trust 2018-C03 1M2,
ICE LIBOR USD 1 Month + 2.1500%, 2.2360%, 10/25/30‡	5,333,674	5,396,014
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 2.4860%, 4/25/31 (144A)‡	963,279	967,897
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 2.3860%, 8/25/31 (144A)‡	758,177	763,184
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 2.2360%, 9/25/31 (144A)‡	2,603,227	2,617,995
Connecticut Avenue Securities Trust 2019-R04,
ICE LIBOR USD 1 Month + 2.1000%, 2.1860%, 6/25/39 (144A)‡	1,615,072	1,617,592
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 2.0860%, 7/25/39 (144A)‡	1,791,943	1,796,355
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 2.1860%, 10/25/39 (144A)‡	857,699	861,538
Connecticut Avenue Securities Trust 2020-R02,
ICE LIBOR USD 1 Month + 2.0000%, 2.0860%, 1/25/40 (144A)‡	5,943,195	5,964,056
Cosmopolitan Hotel Trust 2017,
ICE LIBOR USD 1 Month + 0.9300%, 1.0138%, 11/15/36 (144A)‡	3,744,959	3,750,038
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
ICE LIBOR USD 1 Month + 0.9800%, 1.0640%, 5/15/36 (144A)‡	10,122,000	10,139,663
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
ICE LIBOR USD 1 Month + 1.4300%, 1.5140%, 5/15/36 (144A)‡	5,168,000	5,173,692
Credit Suisse Commercial Mortgage Trust 2020-UNFI, 4.1682%, 12/6/22‡	2,788,000	2,785,263
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
ICE LIBOR USD 1 Month + 3.9693%, 4.0531%, 4/15/23 (144A)‡	6,015,625	6,015,713
DB Master Finance LLC 2019-1A A23, 4.3520%, 5/20/49 (144A)	3,527,020	3,827,963
DB Master Finance LLC 2019-1A A2I, 3.7870%, 5/20/49 (144A)	4,160,100	4,176,415
DB Master Finance LLC 2019-1A A2II, 4.0210%, 5/20/49 (144A)	1,698,340	1,775,674
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	7,083,000	6,983,735
Domino's Pizza Master Issuer LLC, 4.1180%, 7/25/47 (144A)	2,495,490	2,675,735
Domino's Pizza Master Issuer LLC, 4.1160%, 7/25/48 (144A)	7,331,678	7,589,909
Domino's Pizza Master Issuer LLC, 4.3280%, 7/25/48 (144A)	3,904,588	4,218,290
Domino's Pizza Master Issuer LLC, 3.6680%, 10/25/49 (144A)	13,605,805	14,665,891
Drive Auto Receivables Trust 2017-1, 5.1700%, 9/16/24	6,197,000	6,205,943
Drive Auto Receivables Trust 2017-2, 5.2700%, 11/15/24	4,659,000	4,703,287
Drive Auto Receivables Trust 2017-3, 3.5300%, 12/15/23 (144A)	181,269	182,182
Exeter Automobile Receivables Trust 2019-1, 5.2000%, 1/15/26 (144A)	3,260,000	3,442,470
Exeter Automobile Receivables Trust 2021-1A C, 0.7400%, 1/15/26	1,133,000	1,135,134
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	3,626,000	3,626,217
Extended Stay America Trust 2021-ESH A,
ICE LIBOR USD 1 Month + 1.0800%, 1.1640%, 7/15/38 (144A)‡	8,962,374	8,986,183
Extended Stay America Trust 2021-ESH B,
ICE LIBOR USD 1 Month + 1.3800%, 1.4640%, 7/15/38 (144A)‡	2,437,320	2,447,931
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 5.0860%, 7/25/25‡	2,295,536	2,360,123
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.7000%, 5.7860%, 4/25/28‡	2,091,583	2,208,015
Fannie Mae REMICS, 3.0000%, 5/25/48	6,875,022	7,266,040
Fannie Mae REMICS, 3.0000%, 11/25/49	9,089,805	9,587,981
Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3,
ICE LIBOR USD 1 Month + 5.5500%, 5.6344%, 7/25/28‡	1,975,523	2,070,870

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M2,
ICE LIBOR USD 1 Month + 1.3500%, 1.4360%, 3/25/29‡	$14,361	$14,361
Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M1,
ICE LIBOR USD 1 Month + 0.7500%, 0.8360%, 3/25/30‡	40,804	40,804
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
ICE LIBOR USD 1 Month + 1.9500%, 2.0360%, 10/25/49 (144A)‡	597,708	599,953
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 2.0500%, 12/25/50 (144A)‡	5,597,000	5,639,925
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA4 M2,
ICE LIBOR USD 1 Month + 3.1500%, 3.2360%, 9/25/50 (144A)‡	1,782,911	1,793,318
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 2.6500%, 11/25/50 (144A)‡	9,333,000	9,449,007
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 2.3500%, 8/25/33 (144A)‡	2,791,000	2,859,030
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 2.3000%, 8/25/33 (144A)‡	3,013,000	3,046,413
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.0340%, 1.1180%, 12/15/36 (144A)‡	2,050,000	2,053,959
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.3340%, 1.4180%, 12/15/36 (144A)‡	2,296,000	2,296,209
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.6330%, 1.7170%, 12/15/36 (144A)‡	2,558,000	2,554,291
GS Mortgage Securities Trust 2018-GS10, 4.1550%, 7/10/51‡	2,505,214	2,854,385
GS Mortgage Securities Trust 2018-GS9, 3.9920%, 3/10/51‡	4,185,984	4,715,290
GS Mortgage Securities Trust 2020-GC45, 2.9106%, 2/13/53	4,121,000	4,381,454
GS Mortgage Securities Trust 2020-GC47, 2.3772%, 5/12/53	4,515,000	4,623,867
Jack in the Box Funding LLC 2019-1A A23, 4.9700%, 8/25/49 (144A)	6,981,107	7,646,687
Jack in the Box Funding LLC 2019-1A A2I, 3.9820%, 8/25/49 (144A)	6,954,051	7,027,060
Jack in the Box Funding LLC 2019-1A A2II, 4.4760%, 8/25/49 (144A)	9,239,183	9,721,710
JP Morgan Mortgage Trust 2021-11 A11,
US 30 Day Average SOFR + 0.8500%, 0.9000%, 1/25/52 (144A)‡	5,093,854	5,096,014
JP Morgan Mortgage Trust 2021-12 A11,
US 30 Day Average SOFR + 0.8500%, 0.9000%, 2/25/52 (144A)‡	3,150,000	3,150,000
Life Financial Services Trust 2021-BMR A,
ICE LIBOR USD 1 Month + 0.7000%, 0.7840%, 3/15/38 (144A)‡	13,778,000	13,797,257
Life Financial Services Trust 2021-BMR C,
ICE LIBOR USD 1 Month + 1.1000%, 1.1840%, 3/15/38 (144A)‡	6,599,000	6,605,414
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11,
US 30 Day Average SOFR + 0.9500%, 1.0000%, 8/25/51 (144A)‡	4,920,037	4,920,035
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 1.0000%, 10/25/51 (144A)‡	6,144,000	6,143,999
Mercury Financial Credit Card Master Trust 2021-1A A,
1.5400%, 3/20/26 (144A)	6,186,000	6,205,412
MHC Commercial Mortgage Trust 2021-MHC A,
ICE LIBOR USD 1 Month + 0.8010%, 0.8847%, 4/15/38 (144A)‡	12,276,358	12,288,172
MHC Commercial Mortgage Trust 2021-MHC C,
ICE LIBOR USD 1 Month + 1.3510%, 1.4347%, 4/15/38 (144A)‡	5,917,835	5,926,146
Morgan Stanley Capital I Trust 2016-UB11, 2.7820%, 8/15/49	4,025,000	4,244,015
Morgan Stanley Capital I Trust 2019-H6, 3.4170%, 6/15/52	2,234,425	2,448,825
Morgan Stanley Capital I Trust 2015-UBS8, 3.8090%, 12/15/48	2,985,000	3,256,393
Morgan Stanley Capital I Trust 2018-H3, 4.1770%, 7/15/51	4,192,640	4,779,472
Morgan Stanley Capital I Trust 2018-H4, 4.3100%, 12/15/51	6,272,995	7,230,804
MRA Issuance Trust 2021-NA1 A1X,
ICE LIBOR USD 1 Month + 1.5000%, 1.5860%, 3/8/22 (144A)‡	10,100,000	10,109,425
New Residential Mortgage Loan Trust 2018-2,
ICE LIBOR USD 6 Month + 0.6800%, 4.5000%, 2/25/58 (144A)‡	3,329,950	3,581,779
Newday Funding Master Issuer PLC 2021-1A A2,
SOFR + 1.1000%, 1.1500%, 3/15/29 (144A)‡	4,332,000	4,357,419
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	1,987,153	2,008,215
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	5,455,816	5,475,257
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	4,815,980	4,894,304
Oceanview Mortgage Trust 2021-4 A11,
US 30 Day Average SOFR + 0.8500%, 0.9000%, 10/25/51 (144A)‡	7,040,640	7,040,629
OneMain Direct Auto Receivables Trust 2018-1, 3.8500%, 10/14/25 (144A)	2,347,000	2,362,877
OneMain Direct Auto Receivables Trust 2018-1, 4.4000%, 1/14/28 (144A)	2,534,000	2,553,357
Planet Fitness Master Issuer LLC 2018-1A, 4.2620%, 9/5/48 (144A)	3,575,420	3,575,420
Planet Fitness Master Issuer LLC 2019-1A, 3.8580%, 12/5/49 (144A)	6,512,010	6,741,837
Preston Ridge Partners Mortgage Trust 2020-3, 2.8570%, 9/25/25 (144A)Ç	6,345,208	6,390,817
Preston Ridge Partners Mortgage Trust 2020-4 A1, 2.9510%, 10/25/25 (144A)Ç	4,123,906	4,136,222
Preston Ridge Partners Mortgage Trust 2020-5 A1, 3.1040%, 11/25/25 (144A)Ç	2,145,496	2,153,416
Santander Drive Auto Receivables Trust 2020-3 D, 1.6400%, 11/16/26	8,839,000	8,955,397
Santander Drive Auto Receivables Trust 2021-1 D, 1.1300%, 11/16/26	15,238,000	15,281,438
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	780,496	797,613

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50 (144A)‡	$708,706	$723,756
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
ICE LIBOR USD 12 Month + 0.9500%, 2.5210%, 1/28/50 (144A)‡	480,279	484,478
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
ICE LIBOR USD 12 Month + 1.0500%, 2.6240%, 1/28/50 (144A)‡	1,418,196	1,429,425
Spruce Hill Mortgage Loan Trust 2020-SH2, 3.4070%, 6/25/55 (144A)‡	1,961,742	1,985,221
Taco Bell Funding LLC 2016-1A A23, 4.9700%, 5/25/46 (144A)	3,806,063	4,038,900
Taco Bell Funding LLC 2018-1A A2II, 4.9400%, 11/25/48 (144A)	3,315,253	3,696,314
Taco Bell Funding LLC 2021-1A A2I, 1.9460%, 8/25/51 (144A)	5,213,000	5,198,371
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51 (144A)	6,337,000	6,310,740
Tesla Auto Lease Trust 2021-B A3, 0.6000%, 9/22/25 (144A)	3,326,000	3,321,651
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	1,705,000	1,701,682
Theorem Funding Trust 2021-1A A, 1.2100%, 12/15/27 (144A)	5,774,635	5,781,801
UNIFY Auto Receivables Trust 2021-1A A4, 0.9800%, 7/15/26 (144A)	3,808,000	3,844,575
United Wholesale Mortgage LLC 2021-INV1 A9,
US 30 Day Average SOFR + 0.9000%, 0.9500%, 8/25/51 (144A)‡	5,845,659	5,845,658
United Wholesale Mortgage LLC 2021-INV2 A9,
US 30 Day Average SOFR + 1.0000%, 1.0500%, 9/25/51 (144A)‡	6,067,000	6,066,999
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	9,359,000	9,321,500
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	4,083,000	4,044,308
VASA Trust 2021-VASA A,
ICE LIBOR USD 1 Month + 0.9000%, 0.9840%, 7/15/39 (144A)‡	3,768,000	3,749,729
VCAT Asset Securitization LLC 2021-NPL1 A1, 2.2891%, 12/26/50 (144A)	1,898,680	1,903,012
Wells Fargo Commercial Mortgage Trust 2021-SAVE A,
ICE LIBOR USD 1 Month + 1.1500%, 1.2340%, 2/15/40 (144A)‡	2,718,884	2,734,170
Wendy's Funding LLC, 3.8840%, 3/15/48 (144A)	701,663	740,912
Wendy's Funding LLC, 3.7830%, 6/15/49 (144A)	3,681,510	3,893,088
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51 (144A)	3,067,313	3,096,151
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51 (144A)	3,569,055	3,634,628
Westlake Automobile Receivable Trust 2020-1A D, 2.8000%, 6/16/25 (144A)	4,016,000	4,151,374
Wingstop Funding LLC 2020-1A A2, 2.8410%, 12/5/50 (144A)	5,811,795	6,009,196
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 0.8500%, 7/25/51 (144A)‡	5,027,772	5,038,545
Zaxby's Funding LLC 2021-1A A2, 3.2380%, 7/30/51 (144A)	4,258,000	4,327,739
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $737,401,859)		746,969,615
Bank Loans and Mezzanine Loans– 1.9%
Basic Industry – 0.5%
Alpha 3 BV, ICE LIBOR USD 1 Month + 2.5000%, 3.0000%, 3/18/28‡	7,152,075	7,141,633
Diamond BC BV, ICE LIBOR USD 1 Month + 3.0000%, 3.5000%, 9/17/28ƒ,‡	10,845,000	10,852,483
		17,994,116
Capital Goods – 0.6%
Madison IAQ LLC, ICE LIBOR USD 3 Month + 3.2500%, 3.7500%, 6/21/28ƒ,‡	15,201,754	15,176,367
Standard Industries Inc,
ICE LIBOR USD 1 Month + 2.5000%, 3.0000%, 9/22/28ƒ,‡	8,076,455	8,080,817
		23,257,184
Consumer Non-Cyclical – 0.8%
Elanco Animal Health Inc, ICE LIBOR USD 1 Month + 1.7500%, 1.8324%, 8/1/27‡	15,630,778	15,429,766
ICON Luxembourg Sarl, ICE LIBOR USD 3 Month + 2.5000%, 3.0000%, 7/3/28‡	13,729,942	13,773,741
Indigo Merger Sub Inc, ICE LIBOR USD 1 Month + 2.5000%, 3.0000%, 7/3/28‡	3,420,824	3,431,736
		32,635,243
Total Bank Loans and Mezzanine Loans (cost $73,852,232)		73,886,543
Corporate Bonds– 33.3%
Banking – 5.6%
Ally Financial Inc,
US Treasury Yield Curve Rate 5 Year + 3.8680%, 4.7000%‡,µ	8,325,000	8,665,076
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0600%, 3.5590%, 4/23/27‡	7,123,000	7,751,459
Bank of America Corp, ICE LIBOR USD 3 Month + 1.5120%, 3.7050%, 4/24/28‡	12,390,000	13,616,220
Bank of America Corp, ICE LIBOR USD 3 Month + 3.7050%, 6.2500%‡,µ	8,517,000	9,368,700
Bank of America Corp, ICE LIBOR USD 3 Month + 3.1350%, 5.2000%‡,#,µ	3,295,000	3,389,731
Bank of New York Mellon Corp,
US Treasury Yield Curve Rate 5 Year + 4.3580%, 4.7000%‡,µ	7,852,000	8,617,570
BNP Paribas SA,
US Treasury Yield Curve Rate 5 Year + 2.0500%, 2.5880%, 8/12/35 (144A)‡	12,265,000	11,893,599
Citigroup Inc, ICE LIBOR USD 3 Month + 4.0680%, 5.9500%‡,µ	6,781,000	7,069,192
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4660%, 5.3500%‡,µ	4,013,000	4,138,406
Citigroup Inc, ICE LIBOR USD 3 Month + 3.9050%, 5.9500%‡,µ	4,099,000	4,473,034
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4230%, 6.3000%‡,µ	916,000	988,822
Credit Agricole SA, 4.3750%, 3/17/25 (144A)	4,128,000	4,499,318
Goldman Sachs Group Inc,
US Treasury Yield Curve Rate 5 Year + 3.2240%, 4.9500%‡,µ	2,745,000	2,909,700
JPMorgan Chase & Co, SOFR + 1.8500%, 2.0830%, 4/22/26‡	3,788,000	3,896,191
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.2450%, 3.9600%, 1/29/27‡	10,483,000	11,568,960
JPMorgan Chase & Co, SOFR + 0.8850%, 1.5780%, 4/22/27‡	10,096,000	10,116,475
JPMorgan Chase & Co, SOFR + 2.5150%, 2.9560%, 5/13/31‡	9,112,000	9,479,741

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Banking– (continued)
JPMorgan Chase & Co, SOFR + 3.3800%, 5.0000%‡,µ	$3,293,000	$3,437,069
JPMorgan Chase & Co, SOFR + 3.1250%, 4.6000%‡,µ	3,476,000	3,554,210
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	11,145,000	11,507,254
Morgan Stanley, 3.9500%, 4/23/27	9,471,000	10,532,770
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	4,849,000	4,863,426
Morgan Stanley, SOFR + 1.3600%, 2.4840%, 9/16/36‡	14,971,000	14,652,516
Natwest Group PLC,
US Treasury Yield Curve Rate 5 Year + 2.3500%, 3.0320%, 11/28/35‡	9,086,000	9,098,054
SVB Financial Group, 3.1250%, 6/5/30	11,600,000	12,408,474
SVB Financial Group, 1.8000%, 2/2/31	4,156,000	3,988,036
SVB Financial Group,
US Treasury Yield Curve Rate 10 Year + 3.0640%, 4.1000%‡,µ	10,526,000	10,818,623
Westpac Banking Corp,
US Treasury Yield Curve Rate 5 Year + 1.7500%, 2.6680%, 11/15/35‡	9,029,000	8,840,881
		216,143,507
Basic Industry – 0.3%
CF Industries Inc, 5.1500%, 3/15/34	526,000	643,445
CF Industries Inc, 4.9500%, 6/1/43	5,242,000	6,316,925
CF Industries Inc, 5.3750%, 3/15/44	3,715,000	4,715,598
		11,675,968
Brokerage – 0.7%
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 4.9710%, 5.3750%‡,µ	17,082,000	18,982,372
Pershing Square Holdings Ltd, 3.2500%, 10/1/31 (144A)	9,400,000	9,410,810
		28,393,182
Capital Goods – 1.5%
Boeing Co, 4.8750%, 5/1/25	6,657,000	7,408,649
Boeing Co, 2.1960%, 2/4/26	3,268,000	3,292,091
Boeing Co, 3.2500%, 2/1/28	3,485,000	3,681,162
Boeing Co, 3.6250%, 2/1/31	7,402,000	7,923,905
Boeing Co, 3.9500%, 8/1/59	4,573,000	4,693,258
Masonite International Corp, 3.5000%, 2/15/30 (144A)	10,664,000	10,584,020
TransDigm Inc, 4.6250%, 1/15/29 (144A)	15,374,000	15,316,347
Wabtec Corp, 4.9500%, 9/15/28	4,932,000	5,676,239
		58,575,671
Communications – 3.0%
CCO Holdings LLC / CCO Holdings Capital Corp, 4.2500%, 2/1/31 (144A)	10,815,000	11,002,640
Cellnex Finance Co SA, 3.8750%, 7/7/41 (144A)	12,229,000	12,011,446
CenturyLink Inc, 5.8000%, 3/15/22	3,536,000	3,603,184
Charter Communications Operating LLC / Charter Communications Operating
Capital, 6.4840%, 10/23/45	1,937,000	2,633,507
Charter Communications Operating LLC / Charter Communications Operating
Capital, 5.3750%, 5/1/47	1,551,000	1,857,006
Charter Communications Operating LLC / Charter Communications Operating
Capital, 4.8000%, 3/1/50	3,731,000	4,186,948
CSC Holdings LLC, 4.1250%, 12/1/30 (144A)	8,595,000	8,433,844
CSC Holdings LLC, 4.6250%, 12/1/30 (144A)	8,660,000	8,209,463
CSC Holdings LLC, 3.3750%, 2/15/31 (144A)	6,993,000	6,503,490
CSC Holdings LLC, 5.0000%, 11/15/31 (144A)#	4,156,000	3,983,318
GCI LLC, 4.7500%, 10/15/28 (144A)	16,183,000	16,988,944
Netflix Inc, 3.6250%, 6/15/25 (144A)	18,841,000	20,018,562
Sirius XM Radio Inc, 3.1250%, 9/1/26 (144A)	1,170,000	1,186,088
Sirius XM Radio Inc, 4.1250%, 7/1/30 (144A)	12,475,000	12,532,853
Sirius XM Radio Inc, 3.8750%, 9/1/31 (144A)	3,248,000	3,172,890
		116,324,183
Consumer Cyclical – 2.8%
1011778 BC ULC / New Red Finance Inc, 4.0000%, 10/15/30 (144A)	17,636,000	17,459,640
Choice Hotels International Inc, 3.7000%, 12/1/29	7,759,000	8,252,938
Choice Hotels International Inc, 3.7000%, 1/15/31	2,003,000	2,159,855
Experian Finance PLC, 2.7500%, 3/8/30 (144A)	9,459,000	9,805,398
GLP Capital LP / GLP Financing II Inc, 5.2500%, 6/1/25	2,969,000	3,310,673
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	5,592,000	6,357,824
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	603,000	705,004
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/30	9,678,000	10,392,430
GoDaddy Operating Co LLC / GD Finance Co Inc, 3.5000%, 3/1/29 (144A)	12,534,000	12,424,327
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	11,491,000	12,712,723
Lithia Motors Inc, 3.8750%, 6/1/29 (144A)	12,911,000	13,401,102
MGM Resorts International, 7.7500%, 3/15/22	1,300,000	1,335,750
Nordstrom Inc, 4.3750%, 4/1/30#	6,803,000	6,955,968
		105,273,632
Consumer Non-Cyclical – 5.9%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc,
4.9000%, 2/1/46	8,875,000	10,909,282

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Non-Cyclical– (continued)
Aramark Services Inc, 6.3750%, 5/1/25 (144A)	$8,859,000	$9,313,024
Brunswick Corp, 2.4000%, 8/18/31	7,015,000	6,782,663
DaVita Inc, 4.6250%, 6/1/30 (144A)	7,041,000	7,242,449
DaVita Inc, 3.7500%, 2/15/31 (144A)	9,267,000	9,023,741
Elanco Animal Health Inc, 5.2720%, 8/28/23	7,651,000	8,153,900
Grifols Escrow Issuer SA, 4.7500%, 10/15/28 (144A)	12,851,000	13,124,084
Hasbro Inc, 3.9000%, 11/19/29	10,315,000	11,393,530
Hasbro Inc, 6.3500%, 3/15/40	1,354,000	1,871,428
Hasbro Inc, 5.1000%, 5/15/44	8,739,000	10,556,792
HCA Inc, 5.3750%, 2/1/25	3,852,000	4,304,610
HCA Inc, 3.5000%, 9/1/30	5,585,000	5,916,693
HCA Inc, 5.5000%, 6/15/47	1,696,000	2,199,296
HCA Inc, 5.2500%, 6/15/49	2,544,000	3,247,033
HCA Inc, 3.5000%, 7/15/51	7,748,000	7,680,462
HCRX Investments HoldCo LP, 4.5000%, 8/1/29 (144A)	11,324,000	11,380,620
JBS Finance Luxembourg Sarl, 3.6250%, 1/15/32 (144A)	5,544,000	5,648,005
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	4,307,000	4,667,754
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	10,966,000	12,254,505
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	9,007,000	10,017,766
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
3.7500%, 12/1/31 (144A)	5,243,000	5,455,499
Kraft Heinz Foods Co, 3.8750%, 5/15/27	6,964,000	7,604,080
Kraft Heinz Foods Co, 5.0000%, 6/4/42	4,788,000	5,871,715
Kraft Heinz Foods Co, 4.3750%, 6/1/46	1,378,000	1,567,916
Kraft Heinz Foods Co, 4.8750%, 10/1/49	3,221,000	3,920,263
Organon Finance 1 LLC, 4.1250%, 4/30/28 (144A)	9,786,000	9,981,720
Performance Food Group Inc, 4.2500%, 8/1/29 (144A)	12,873,000	12,905,182
Pilgrim's Pride Corp, 3.5000%, 3/1/32 (144A)	8,144,000	8,281,430
Royalty Pharma PLC, 2.1500%, 9/2/31	6,539,000	6,296,618
Royalty Pharma PLC, 3.5500%, 9/2/50	6,478,000	6,363,530
Royalty Pharma PLC, 3.3500%, 9/2/51	3,255,000	3,083,937
		227,019,527
Electric – 1.2%
CMS Energy Corp,
US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	8,111,000	9,124,145
Duquesne Light Holdings Inc, 2.7750%, 1/7/32 (144A)	7,047,000	7,040,580
IPALCO Enterprises Inc, 4.2500%, 5/1/30	8,732,000	9,794,956
NRG Energy Inc, 6.6250%, 1/15/27	3,834,000	3,971,832
NRG Energy Inc, 3.6250%, 2/15/31 (144A)	8,854,000	8,696,841
Pacific Gas and Electric Co, 3.0000%, 6/15/28	8,322,000	8,468,522
		47,096,876
Energy – 1.8%
Cheniere Energy Inc, 4.6250%, 10/15/28	9,242,000	9,738,757
Cheniere Energy Partners LP, 4.0000%, 3/1/31 (144A)	5,833,000	6,108,318
Cheniere Energy Partners LP, 3.2500%, 1/31/32 (144A)	6,435,000	6,456,235
Continental Resources Inc, 5.7500%, 1/15/31 (144A)	8,866,000	10,716,777
EQT Corp, 3.1250%, 5/15/26 (144A)	13,469,000	13,807,341
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	13,236,000	13,825,664
Hess Midstream Operations LP, 4.2500%, 2/15/30 (144A)	1,194,000	1,207,433
ONEOK Inc, 6.3500%, 1/15/31	5,099,000	6,527,688
ONEOK Inc, 7.1500%, 1/15/51	1,261,000	1,825,404
		70,213,617
Finance Companies – 1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
4.6250%, 10/15/27	7,710,000	8,596,593
Air Lease Corp, 1.8750%, 8/15/26	7,478,000	7,451,889
Air Lease Corp, 3.0000%, 2/1/30	3,698,000	3,752,382
GE Capital International Funding Co Unlimited Co, 4.4180%, 11/15/35	13,035,000	15,642,681
Quicken Loans LLC, 3.6250%, 3/1/29 (144A)	7,327,000	7,409,429
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	11,034,000	11,130,547
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
2.8750%, 10/15/26 (144A)	5,797,000	5,664,828
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
4.0000%, 10/15/33 (144A)	5,781,000	5,737,642
		65,385,991
Industrial Conglomerates – 0.3%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 3.4460%‡,µ	11,629,000	11,381,884
Insurance – 1.9%
Athene Global Funding, 1.7300%, 10/2/26 (144A)	13,000,000	12,992,885
Athene Global Funding, 2.6460%, 10/4/31 (144A)	12,791,000	12,805,030
Brown & Brown Inc, 4.5000%, 3/15/29	5,418,000	6,202,381

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Insurance– (continued)
Brown & Brown Inc, 2.3750%, 3/15/31	$910,000	$907,189
Centene Corp, 4.2500%, 12/15/27	9,782,000	10,238,330
Centene Corp, 2.4500%, 7/15/28	7,054,000	7,089,270
Centene Corp, 3.0000%, 10/15/30	18,550,000	19,013,750
Centene Corp, 2.5000%, 3/1/31	2,493,000	2,458,721
Centene Corp, 2.6250%, 8/1/31	2,181,000	2,166,256
		73,873,812
Real Estate Investment Trusts (REITs) – 2.1%
Agree LP, 2.9000%, 10/1/30	7,291,000	7,531,999
American Homes 4 Rent LP, 2.3750%, 7/15/31	3,727,000	3,691,901
American Homes 4 Rent LP, 3.3750%, 7/15/51	4,476,000	4,538,366
Broadstone Net Lease LLC, 2.6000%, 9/15/31	7,513,000	7,421,867
CTR Partnership LP / CareTrust Capital Corp, 3.8750%, 6/30/28 (144A)	12,921,000	13,405,537
Invitation Homes Inc, 2.0000%, 8/15/31	7,783,000	7,474,584
Lexington Realty Trust, 2.7000%, 9/15/30	7,508,000	7,597,875
MPT Operating Partnership LP / MPT Finance Corp, 3.5000%, 3/15/31	8,967,000	9,146,340
Rexford Industrial Realty Inc, 2.1250%, 12/1/30	8,832,000	8,555,685
Sun Communities Inc, 2.7000%, 7/15/31	8,985,000	9,079,182
		78,443,336
Technology – 4.2%
Broadcom Inc, 4.1500%, 11/15/30	8,584,000	9,510,837
Broadcom Inc, 4.3000%, 11/15/32	6,344,000	7,109,298
Broadcom Inc, 3.4190%, 4/15/33 (144A)	7,643,000	7,911,817
Broadcom Inc, 3.4690%, 4/15/34 (144A)	11,487,000	11,828,589
Broadridge Financial Solutions Inc, 2.6000%, 5/1/31	7,723,000	7,839,260
Cadence Design Systems Inc, 4.3750%, 10/15/24	18,064,000	19,697,653
Marvell Technology Inc, 1.6500%, 4/15/26 (144A)	5,742,000	5,750,770
Marvell Technology Inc, 4.8750%, 6/22/28 (144A)	6,709,000	7,749,489
Microchip Technology Inc, 2.6700%, 9/1/23	9,518,000	9,868,196
Seagate HDD Cayman, 4.8750%, 6/1/27	308,000	346,562
Seagate HDD Cayman, 4.0910%, 6/1/29	3,357,000	3,524,850
Seagate HDD Cayman, 3.1250%, 7/15/29 (144A)	1,518,000	1,468,058
Seagate HDD Cayman, 4.1250%, 1/15/31	7,448,000	7,764,540
SK Hynix Inc, 1.5000%, 1/19/26 (144A)	7,758,000	7,657,767
SK Hynix Inc, 2.3750%, 1/19/31 (144A)	5,044,000	4,895,812
Skyworks Solutions Inc, 3.0000%, 6/1/31	2,352,000	2,404,536
Total System Services Inc, 4.8000%, 4/1/26	15,432,000	17,480,996
Trimble Inc, 4.7500%, 12/1/24	10,216,000	11,301,785
Trimble Inc, 4.9000%, 6/15/28	5,033,000	5,819,659
TSMC Global Ltd, 1.7500%, 4/23/28 (144A)	9,638,000	9,516,609
		159,447,083
Transportation – 0.3%
GXO Logistics inc, 1.6500%, 7/15/26 (144A)	6,199,000	6,151,578
GXO Logistics inc, 2.6500%, 7/15/31 (144A)	4,100,000	4,073,780
		10,225,358
Total Corporate Bonds (cost $1,241,116,050)		1,279,473,627
Inflation-Indexed Bonds– 2.6%
United States Treasury Inflation Indexed Bonds, 0.6250%, 4/15/23ÇÇ	76,680,613	80,235,080
United States Treasury Inflation Indexed Bonds, 0.1250%, 1/15/31ÇÇ	17,681,756	19,405,037
Total Inflation-Indexed Bonds (cost $99,356,274)		99,640,117
Mortgage-Backed Securities– 15.9%
Fannie Mae:
1.5000%, TBA, 15 Year Maturity	2,307,597	2,329,958
2.0000%, TBA, 15 Year Maturity	17,396,694	17,913,376
2.5000%, TBA, 15 Year Maturity	2,932,700	3,055,551
2.0000%, TBA, 30 Year Maturity	82,927,335	83,127,190
2.5000%, TBA, 30 Year Maturity	108,019,990	111,353,487
3.5000%, TBA, 30 Year Maturity	11,048,000	11,688,674
		229,468,236
Fannie Mae Pool:
3.0000%, 10/1/34	36,333	38,578
2.5000%, 11/1/34	3,088,626	3,247,805
3.0000%, 11/1/34	162,378	173,449
3.0000%, 12/1/34	188,870	201,388
6.0000%, 2/1/37	962,587	1,126,300
4.5000%, 11/1/42	944,504	1,053,633
3.0000%, 1/1/43	173,429	184,857
3.0000%, 2/1/43	312,688	333,442
3.0000%, 5/1/43	1,098,063	1,160,884
5.0000%, 7/1/44	5,490,572	6,178,216
4.5000%, 10/1/44	2,254,033	2,540,343
4.5000%, 3/1/45	3,309,621	3,730,013
4.5000%, 6/1/45	1,777,220	1,982,589

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
3.5000%, 12/1/45	$1,382,366	$1,482,888
4.5000%, 2/1/46	3,340,963	3,726,983
3.5000%, 7/1/46	7,801,153	8,491,450
3.0000%, 9/1/46	3,168,855	3,380,181
3.0000%, 1/1/47	11,129,213	11,871,400
3.0000%, 2/1/47	41,887,984	44,681,419
3.5000%, 3/1/47	1,184,931	1,271,096
3.5000%, 7/1/47	1,031,058	1,106,033
3.5000%, 8/1/47	2,382,214	2,534,456
3.0000%, 2/1/48	444,854	476,672
3.0000%, 5/1/48	196,654	208,181
5.0000%, 5/1/48	999,399	1,096,612
3.5000%, 7/1/48	28,056,303	29,889,316
3.0000%, 11/1/48	5,033,695	5,321,677
4.0000%, 2/1/49	1,583,965	1,699,488
3.0000%, 8/1/49	2,075,008	2,213,217
3.0000%, 8/1/49	613,812	654,696
3.0000%, 9/1/49	279,116	295,568
2.5000%, 1/1/50	751,698	777,729
2.5000%, 10/1/50	2,206,279	2,277,245
2.5000%, 1/1/51	7,755,609	7,994,199
2.5000%, 8/1/51	275,785	284,664
3.5000%, 8/1/56	22,773,372	24,850,191
3.0000%, 2/1/57	12,768,654	13,666,066
3.0000%, 6/1/57	49,138	52,584
		192,255,508
Freddie Mac Gold Pool:
3.5000%, 1/1/47	821,173	889,041
Freddie Mac Pool:
3.0000%, 5/1/31	11,970,877	12,677,756
3.0000%, 9/1/32	348,462	369,703
3.0000%, 10/1/32	461,112	486,515
3.0000%, 1/1/33	260,313	276,181
2.5000%, 12/1/33	9,831,146	10,375,427
3.0000%, 10/1/34	77,273	82,203
3.0000%, 10/1/34	32,522	34,536
2.5000%, 11/1/34	2,796,432	2,940,631
2.5000%, 11/1/34	1,258,594	1,323,494
6.0000%, 4/1/40	1,662,407	1,953,240
2.5000%, 8/1/41	17,224,481	17,921,583
3.5000%, 7/1/42	59,661	64,591
3.5000%, 8/1/42	74,391	80,538
3.5000%, 8/1/42	66,212	71,683
3.5000%, 2/1/43	3,471,063	3,763,718
3.0000%, 3/1/43	904,511	965,015
3.0000%, 6/1/43	80,871	84,898
3.5000%, 2/1/44	4,922,366	5,337,384
4.5000%, 5/1/44	1,645,961	1,836,588
3.5000%, 12/1/44	57,261	62,089
3.0000%, 1/1/46	120,451	129,900
4.0000%, 2/1/46	4,058,721	4,504,833
3.0000%, 8/1/46	614,319	649,453
4.0000%, 3/1/47	10,368	11,336
3.0000%, 4/1/47	1,067,940	1,129,018
3.5000%, 4/1/47	54,407	59,254
3.5000%, 9/1/47	18,801	20,003
4.5000%, 7/1/48	1,222,606	1,322,747
5.0000%, 9/1/48	276,282	303,614
3.0000%, 8/1/49	678,854	724,090
3.0000%, 12/1/49	1,187,028	1,240,957
3.0000%, 12/1/49	643,259	672,484
2.5000%, 1/1/50	323,641	334,844
3.0000%, 3/1/50	406,344	424,844
2.5000%, 8/1/51	2,586,362	2,668,210
		74,903,360
Ginnie Mae:
2.0000%, TBA, 30 Year Maturity	68,003,000	68,961,842
2.5000%, TBA, 30 Year Maturity	17,675,329	18,242,530
		87,204,372
Ginnie Mae I Pool:
4.0000%, 8/15/47	1,012,448	1,097,861
4.0000%, 11/15/47	1,342,898	1,456,189

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Ginnie Mae I Pool– (continued)
4.0000%, 12/15/47	$1,783,816	$1,934,305
		4,488,355
Ginnie Mae II Pool:
4.0000%, 8/20/47	502,128	542,755
4.0000%, 8/20/47	246,315	266,876
4.5000%, 2/20/48	2,723,904	2,947,822
4.0000%, 5/20/48	10,565,298	11,268,266
4.5000%, 5/20/48	723,770	785,131
4.0000%, 6/20/48	2,937,720	3,132,954
5.0000%, 8/20/48	3,299,916	3,559,572
		22,503,376
Total Mortgage-Backed Securities (cost $604,099,974)		611,712,248
United States Treasury Notes/Bonds– 25.6%
0.1250%, 8/31/23	76,242,000	76,039,482
0.3750%, 9/15/24	19,608,000	19,523,747
0.5000%, 2/28/26	85,961,000	84,510,408
0.7500%, 4/30/26	78,317,000	77,714,326
0.8750%, 6/30/26	102,189,000	101,829,742
0.6250%, 7/31/26	105,869,000	104,173,442
0.7500%, 8/31/26	85,108,000	84,197,079
0.8750%, 9/30/26	13,088,000	13,017,448
1.1250%, 2/29/28	3,194,200	3,174,111
1.2500%, 4/30/28	4,581,400	4,578,179
1.2500%, 6/30/28	8,133,000	8,115,844
1.1250%, 8/31/28	12,544,000	12,395,040
1.2500%, 8/15/31	89,887,600	87,710,635
1.3750%, 11/15/40	18,848,000	16,930,805
1.7500%, 8/15/41	50,285,000	48,069,317
2.7500%, 8/15/42	54,525,300	61,360,131
1.3750%, 8/15/50	73,904,400	62,362,611
1.6250%, 11/15/50	83,854,800	75,335,022
1.8750%, 2/15/51	32,196,700	30,702,572
2.3750%, 5/15/51	10,064,000	10,740,175
Total United States Treasury Notes/Bonds (cost $990,109,428)		982,480,116
Preferred Stocks– 0.1%
Banks – 0.1%
First Republic Bank/CA, 4.1250%#,µ((cost $3,332,500)	133,300	3,331,167
Investment Companies– 11.6%
Money Markets – 11.6%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº,£((cost $444,976,064)	444,931,571	444,976,064
Investments Purchased with Cash Collateral from Securities Lending– 0.2%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	6,423,928	6,423,928
Time Deposits – 0%
Royal Bank of Canada, 0.0400%, 10/1/21	$1,605,982	1,605,982
Total Investments Purchased with Cash Collateral from Securities Lending (cost $8,029,910)		8,029,910
Total Investments (total cost $4,202,274,291) – 110.6%		4,250,499,407
Liabilities, net of Cash, Receivables and Other Assets – (10.6)%		(408,958,915)
Net Assets – 100%		$3,841,540,492

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$4,084,075,585	96.1%
United Kingdom	30,402,504	0.7
Spain	25,135,530	0.6
Canada	17,459,640	0.4
France	16,392,917	0.4
Luxembourg	13,773,741	0.3
South Korea	12,553,579	0.3
Ireland	12,028,329	0.3
Belgium	10,909,282	0.3
Taiwan	9,516,609	0.2
Guernsey	9,410,810	0.2
Australia	8,840,881	0.2

Total	$4,250,499,407	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/21
Investment Companies - 11.6%
Money Markets - 11.6%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	$58,857	$-	$-	$444,976,064
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	29,080∆	-	-	6,423,928
Total Affiliated Investments - 11.8%	$87,937	$-	$-	$451,399,992

	Value at 6/30/21	Purchases	Sales Proceeds	Value at 9/30/21
Investment Companies - 11.6%
Money Markets - 11.6%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	397,499,754	321,405,005	(273,928,695)	444,976,064
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	4,656,936	59,908,027	(58,141,035)	6,423,928

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Purchased:
5 Year US Treasury Note	282	1/5/22	$34,613,297	$(218,344)
Ultra 10-Year Treasury Note	10	12/31/21	1,452,500	(28,672)
Total - Futures Purchased				(247,016)
Futures Sold:
2 Year US Treasury Note	6	1/5/22	(1,320,328)	703
Total				$(246,313)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2021

Market Value
Futures contracts, purchased	$31,156,535
Futures contracts, sold	1,432,283

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2021 is $1,117,576,785, which represents 29.1% of net assets.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ÇÇ	Security is a U.S. Treasury Inflation-Protected Security (TIPS).

ºº	Rate shown is the 7-day yield as of September 30, 2021.

#	Loaned security; a portion of the security is on loan at September 30, 2021.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$746,969,615	$-
Bank Loans and Mezzanine Loans	-	73,886,543	-
Corporate Bonds	-	1,279,473,627	-
Inflation-Indexed Bonds	-	99,640,117	-
Mortgage-Backed Securities	-	611,712,248	-
United States Treasury Notes/Bonds	-	982,480,116	-
Preferred Stocks	3,331,167	-	-
Investment Companies	-	444,976,064	-
Investments Purchased with Cash Collateral from Securities Lending	-	8,029,910	-
Total Investments in Securities	$3,331,167	$4,247,168,240	$-
Other Financial Instruments(a):
Variation Margin Receivable on Futures Contracts	25,954	-	-
Total Assets	$3,357,121	$4,247,168,240	$-
Liabilities
Other Financial Instruments(a):
Variation Margin Payable on Futures Contracts	$234	$-	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70264 11-21